Related Party Transactions - Schedule of Balances Due to and Due from Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Due from related parties	$ 80,270
Due to related parties	195,214	131,041
Huang Xiansheng [Member]
Due from related parties	$ 25,837
Relationship	Minority shareholder of Shenzhen Yeller
Shenzhen Yeller Investment & Development Co., Ltd [Member]
Due from related parties	$ 54,433
Relationship	Company owned by President of the Company
Huang Zhicheng [Member]
Due to related parties	$ 57,423	51,324
Relationship	Shareholder
Huang Yusheng [Member]
Due to related parties	$ 137,791	$ 79,717
Relationship	President of the Company